Offerings	Aug. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	382,242
Proposed Maximum Offering Price per Unit	4.7250
Maximum Aggregate Offering Price	$ 1,806,093.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 249.42
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933 (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock.

Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the $4.85 (high) and $4.64 (low) sales prices of the Registrant’s common stock as reported on The Nasdaq Capital Market on November 28, 2025, which date is within five business days prior to the date of filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	2,758
Proposed Maximum Offering Price per Unit	4.33
Maximum Aggregate Offering Price	$ 11,942.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 1.65
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant’s common stock that by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock.

Based on the exercise price of the shares underlying the non-qualified stock option award.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	60,000
Proposed Maximum Offering Price per Unit	4.34
Maximum Aggregate Offering Price	$ 260,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35.97
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant’s common stock that by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock.

Consists of 60,000 shares issuable under a new hire inducement non-qualified stock option award granted on October 1, 2025, in accordance with Nasdaq Listing Rule 5635(c)(4).

Based on the exercise price of the shares underlying the non-qualified stock option award.